Significant accounting policies - Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Mining assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Energy generating assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Buildings
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Supplies and accessories
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Office equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Transport equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Minimum | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | IT equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum | Mining assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Energy generating assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	16 years
Maximum | Buildings
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Maximum | Supplies and accessories
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Office equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Transport equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Maximum | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	12 years
Maximum | IT equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Maximum | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Average | Mining assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Average | Energy generating assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Average | Buildings
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	13 years
Average | Supplies and accessories
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Average | Office equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Average | Transport equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Average | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Average | IT equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Average | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Average | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years